Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 2,819,255	R$ 2,278,293
Accounts receivable related to the concession, current	9,354	8,603
Accounts receivable related to the concession, noncurrent	2,809,901	2,269,690
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	1,954,679	1,442,819
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	792,741	766,832
Generation Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable related to the concession	R$ 71,835	R$ 68,642